Acquisitions- Narrative (Details) - USD ($) shares in Millions		12 Months Ended
	Feb. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 22, 2025	Dec. 19, 2025	May 24, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Equity issuance transaction costs				$ 0.4	$ 2,300,000	$ 12,700,000
Cash and cash equivalents		$ 421,900,000	$ 347,500,000				$ 367,100,000
Adjusted balance, beginning of the year		4,245,900,000	3,400,700,000				$ 2,264,100,000
Northern Superior
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					329,000,000
Equity interests of acquirer					18,100,000
Cash payment by SADEX					$ 25,000,000
Mines D'Or Orbec Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		14,200,000		14,200,000
Equity interests of acquirer				400,000
Cash payment by SADEX				$ 5,800,000
Transaction costs		$ 400,000
Vanstar Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 29,600,000		28,100,000
Consideration transferred (in shares)	12.0
Ownership interest acquired	25.00%
Ownership percentage	100.00%
Percentage of acquired royalties held	1.00%
Transaction costs	$ 1,500,000		$ 1,500,000
Cash and cash equivalents	$ 100,000
Number of common shares owned (in shares)	0.2
Adjusted balance, beginning of the year	$ 400,000